S-K 1602(c) Dilution	Sep. 30, 2025 USD ($) $ / shares shares
Over-allotment Option Not Exercised [Member] | No Redemption [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	2.31
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.69
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (33,905)
Net Tangible Book Value Adjusted	$ 336,648,068
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	10,062,500
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	43,750,000
Over-allotment Option Not Exercised [Member] | No Redemption [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (14,000,000)
Over-allotment Option Not Exercised [Member] | No Redemption [Member] | Public Offering Shares And Private Placement Warrants [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	351,250,000
Over-allotment Option Not Exercised [Member] | No Redemption [Member] | Offering Costs Accrued Or Paid In Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	40,473
Over-allotment Option Not Exercised [Member] | No Redemption [Member] | Over Allotment Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (608,500)
Over-allotment Option Not Exercised [Member] | No Redemption [Member] | Ordinary Shares Forfeited [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(1,312,500)
Over-allotment Option Not Exercised [Member] | No Redemption [Member] | Public Offering Shares [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	35,000,000
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	11.53
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ (1.53)
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (33,905)
Net Tangible Book Value Adjusted	$ (13,351,932)
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	10,062,500
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	8,750,000
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (350,000,000)
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(35,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (14,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Public Offering Shares And Private Placement Warrants [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	351,250,000
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	40,473
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Over Allotment Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (608,500)
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Forfeited [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(1,312,500)
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Public Offering Shares [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	35,000,000
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	2.88
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.12
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (33,905)
Net Tangible Book Value Adjusted	$ 249,148,068
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	10,062,500
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	35,000,000
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (87,500,000)
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(8,750,000)
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (14,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Public Offering Shares And Private Placement Warrants [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	351,250,000
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	40,473
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Over Allotment Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (608,500)
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Forfeited [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(1,312,500)
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Public Offering Shares [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	35,000,000
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	3.84
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.16
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (33,905)
Net Tangible Book Value Adjusted	$ 161,419,868
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	10,062,500
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	26,250,000
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (175,000,000)
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(17,500,000)
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (14,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Public Offering Shares And Private Placement Warrants [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	351,250,000
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	40,473
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Over Allotment Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (608,500)
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Forfeited [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(1,312,500)
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Public Offering Shares [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	35,000,000
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	5.76
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 4.24
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (33,905)
Net Tangible Book Value Adjusted	$ 74,148,068
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	10,062,500
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	17,500,000
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (262,500,000)
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(26,250,000)
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (14,000,000)
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Public Offering Shares And Private Placement Warrants [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	351,250,000
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	40,473
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Over Allotment Liability [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (608,500)
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Forfeited [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(1,312,500)
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Public Offering Shares [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	35,000,000
Over-allotment Option Exercised [Member] | No Redemption [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	2.32
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.68
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (33,905)
Net Tangible Book Value Adjusted	$ 386,606,568
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	10,062,500
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	50,312,500
Over-allotment Option Exercised [Member] | No Redemption [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (17,150,000)
Over-allotment Option Exercised [Member] | No Redemption [Member] | Public Offering Shares And Private Placement Warrants [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	403,750,000
Over-allotment Option Exercised [Member] | No Redemption [Member] | Offering Costs Accrued Or Paid In Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 40,473
Over-allotment Option Exercised [Member] | No Redemption [Member] | Public Offering Shares [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	40,250,000
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	11.58
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ (1.58)
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (33,905)
Net Tangible Book Value Adjusted	$ (15,893,432)
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	10,062,500
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	10,062,500
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (4,025,000,000)
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(40,250,000)
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (17,150,000)
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Public Offering Shares And Private Placement Warrants [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	403,750,000
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 40,473
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Public Offering Shares [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	40,250,000
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	2.89
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.11
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (33,905)
Net Tangible Book Value Adjusted	$ 285,981,568
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	10,062,500
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	40,250,000
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (100,625,000)
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(10,062,500)
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (17,150,000)
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Public Offering Shares And Private Placement Warrants [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	403,750,000
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 40,473
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Public Offering Shares [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	40,250,000
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	3.86
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.14
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (33,905)
Net Tangible Book Value Adjusted	$ 185,356,568
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	10,062,500
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	30,187,500
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (201,250,000)
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(20,125,000)
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (17,150,000)
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Public Offering Shares And Private Placement Warrants [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	403,750,000
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 40,473
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Public Offering Shares [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	40,250,000
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Line Items]
Registered Offering Price per Share | $ / shares	$ 10
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	5.79
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 4.21
Net Tangible Book Value [Line Items]
Net Tangible Book Value	$ (33,905)
Net Tangible Book Value Adjusted	$ 84,731,568
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share | shares	10,062,500
Number of Shares Used to Determine Net Tangible Book Value Adjusted | shares	20,125,000
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Shareholder Redemptions [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (301,875,000)
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	(30,187,500)
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Underwriting Fees [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ (17,150,000)
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Public Offering Shares And Private Placement Warrants [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	403,750,000
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued Or Paid In Advance [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value Amount of Dilution	$ 40,473
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Public Offering Shares [Member]
Number of Shares Used [Line Items]
Number of Shares Used Adjustment | shares	40,250,000